STATUTORY RESERVE AND RESTRICTED NET ASSETS	12 Months Ended
Oct. 31, 2021
Statutory Reserves And Restricted Net Assets
STATUTORY RESERVE AND RESTRICTED NET ASSETS

NOTE 16 - STATUTORY RESERVE AND RESTRICTED NET ASSETS

The Company’s PRC subsidiary, VIE and VIE’s subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company. The payment of dividends by entities organized in China is subject to limitations, procedures and formalities. Regulations in the PRC currently permit payment of dividends only out of accumulated profits as determined in accordance with accounting standards and regulations in China.

The Company is required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Board of Directors. The statutory reserve may be applied against prior year losses, if any, and may be used for general business expansion and production or increase in registered capital, but are not distributable as cash dividends.

Relevant PRC laws and regulations restrict the Company’s PRC subsidiary, VIE and VIE’s subsidiaries from transferring a portion of their net assets, equivalent to their statutory reserves and their share capital, to the Company’s shareholders in the form of loans, advances or cash dividends. Only PRC entities’ accumulated profits may be distributed as dividends to the Company’s shareholders without the consent of a third party.

For the years ended October 31 2021, 2020 and 2019, statutory reserve activities were as follows:

	TRX ZJ	NDB Technology	TYDW Technology	Total
Balance – October 31, 2018	$29,199	$—	$—	$29,199
Addition to statutory reserve	66,026	—	23,564	89,590
Balance – October 31, 2019	95,225	—	23,564	118,789
Addition to statutory reserve	30,979	2,680	17,618	51,277
Balance – October 31, 2020	126,204	2,680	41,182	170,066
Addition to statutory reserve	—	—	29,587	29,587
Balance – October 31, 2021	$126,204	$2,680	$70,769	$199,653

As of October 31, 2021 and 2020, the restricted amounts as determined pursuant to PRC statutory laws totaled $199,653 and $170,066, respectively, and total restricted net assets amounted to $6,656,576 and $7,867,009, respectively.